Financial expense, net	6 Months Ended
Jun. 30, 2021
Financial expense, net [Abstract]
Financial expense, net
Note 19. - Financial expense, net
Financial income and expenses
The following table sets forth financial income and expenses for the six-month periods ended June 30, 2021 and 2020:

	For the six-month period ended June 30,
Financial income	2021	2020
	($ in thousands)
Interest income from loans and credits	1,027	5,489
Interest rates gains on derivatives: cash flow hedges	205	184
Total	1,232	5,673

	For the six-month period ended June 30,
Financial expenses	2021	2020
Expenses due to interest:	($ in thousands)
- Loans from credit entities	(128,834)	(132,221)
- Other debts	(30,048)	(39,300)
Interest rates losses on derivatives: cash flow hedges	(30,642)	(38,592)
Total	(189,524)	(210,113)

Interest from other debts is primarily interest on the notes issued by ATS, ATN, Solaben Luxembourg, Hypesol Solar Inversiones (the company financing the Helios projects) and Atlantica Sustainable Infrastructure Jersey. The decrease in the six-month period ended June 30, 2021 is primarily due to the acquisition of Liberty’s equity interest in Solana in August 2020, which was accounted for as a liability in these Consolidated Condensed Interim Financial Statements, in accordance with IAS 32.
Losses from interest rate derivatives designated as cash flow hedges primarily correspond to transfers from equity to financial expense when the hedged item impacts the consolidated income statement.
Net exchange differences
Net exchange differences primarily correspond to realized and unrealized exchange gains and losses on transactions in foreign currencies as part of the normal course of business of the Company.
Other financial income and expenses
The following table sets out Other financial income and expenses for the six-month periods ended June 30, 2021, and 2020:

	For the six-month period ended June 30,
Other financial income / (expenses)	2021	2020
	($ in thousands)
Other financial income	21,434	11,468
Other financial losses	(8,133)	(8,649)
Total	13,301	2,819

Other financial income in the six-month period ended June 30, 2021, includes a $5.7 million income for non-monetary change to the fair value of derivatives of Kaxu for which hedge accounting is not applied, and $8 million income further to the change in the fair value of the conversion option of the Green Exchangeable Notes since December 2020 (Note 14). Residual items are primarily interests on deposits and loans, including non-monetary changes to the amortized cost of such loans.
Other financial losses include guarantees and letters of credit, other bank fees, non-monetary changes to the fair value of derivatives for which hedge accounting is not applied and of financial instruments recorded at fair value through profit and loss, and other minor financial expenses.